Share-Based Compensation And Other Related Information - Option Activity (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of share-based payment arrangements [Abstract]
Share options outstanding, beginning (shares)	698,387	698,387	936,123	936,123
Granted (shares)			149,163	149,163
Granted (shares)	22,788	22,788
Granted pursuant to the Tahoe Acquisition (shares)	835,874	835,874
Exercised (shares)	(244,299)	(244,299)	(125,762)	(125,762)
Expired (shares)	(141,604)	(141,604)	(211,614)	(211,614)
Forfeited (shares)	(27,798)	(27,798)	(49,523)	(49,523)
Share options outstanding, ending (shares)	1,143,348	1,143,348	698,387	698,387
Outstanding, beginning of period (CAD$ per share) | $ / shares	$ 15.00		$ 16.56
Granted (CAD$ per share) | (per share)		$ 26.54	17.53	$ 17.53
Granted (CAD$ per share) | $ / shares	26.54
Granted pursuant to the Tahoe Acquisition (CAD$ per share) | $ / shares	48.47
Exercised (CAD$ per share) | $ / shares	15.10		11.14
Expired (CAD$ per share) | $ / shares	58.45		24.90
Forfeited (CAD$ per share) | $ / shares	34.00		19.49
Outstanding, end of period (CAD$ per share) | $ / shares	$ 33.84		$ 15.00